Derivatives and Hedging Activities (FY) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments
The following is a summary of our interest rate swaps that were designated as cash flow hedges of interest rate risk as of December 31, 2017 and 2016 (notional amounts in thousands):

	2017	2016(1)
Count	6	4
Notional amount	$992,000	$642,000
Fixed LIBOR	1.2% - 2.2%	1.2% - 1.5%
Maturity date	2019-2024	2019 - 2023
(1) One interest rate swap that we entered into in October 2016 with a notional amount of $255 million was not effective until July 2017.

Schedule of Derivative Instruments, Effect on Other Comprehensive Income (Loss)
The table below details the location of the gain or loss recognized on interest rate derivatives designated as cash flow hedges in the consolidated statements of operations and comprehensive income for the three months ended March 31, 2018 and 2017 (in thousands):

	2018	2017
Amount of gain recognized in OCI on derivative	$13,440	$1,219
Amount of loss reclassified from AOCI into interest expense	48	597

The table below details the location of the gain or loss recognized on interest rate derivatives designated as cash flow hedges in the consolidated statements of operations and comprehensive (loss) income for the years ended December 31, 2017, 2016, and 2015 (in thousands):

	2017	2016	2015
Amount of gain (loss) recognized in OCI on derivatives	$2,770	$6,979	$(3,128)
Amount of loss reclassified from AOCI into interest expense	1,810	3,586	3,150